Note 12 - Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Note 12 - Commitments and Contingencies - Future Minimum Annunal Lease Payments

Remainder of 2025	$39,167
2026	143,288
2027	86,554
Total future lease payments	$269,009
Less: Interest	(14,251)
Present value of lease liabilities	$254,758